Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2025
Temporary Equity Disclosure [Abstract]
Summary of Redeemable Noncontrolling Interest

	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(In millions)
Balance as of January 1	8,393	9,465	9,870	1,412
Issuance of subsidiaries’ shares	351	615	2,370	339
Accretion of redeemable noncontrolling interests	721	588	926	132
Repurchase of redeemable noncontrolling interests	—	(798)	—	—

Balance as of December 31	9,465	9,870	13,166	1,883